PROPERTY, EQUIPMENT AND SOFTWARE, NET - Allocation of depreciation expenses on property, equipment and software (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total depreciation expenses	$ 39,286	$ 22,641	$ 54,957	$ 12,790	$ 2,056
Property, equipment and software, net	345,336		354,617	253,471
Asset Pledged as Collateral | WFOE Exchangeable Notes
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software, net			37,287	0
Cost of revenues
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total depreciation expenses	13,628	7,115	16,111	38	25
Research and development expenses
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total depreciation expenses	2,457	1,240	3,238	2,681	1,626
Selling and marketing expenses
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total depreciation expenses	13,282	6,871	18,350	5,476	61
General and administrative expenses
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total depreciation expenses	$ 9,919	$ 7,415	$ 17,258	$ 4,595	$ 344